RECEIVABLES, REPAYMENTS AND OTHER ASSETS - Schedule of Unbilled Accounts Receivable (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Balance, beginning of period	$ 43	$ 62
Revenue recognized during the period	78	44
Amounts invoiced	(97)	(69)
Other	0	6
Balance, end of period	$ 24	$ 43